Warranty Provision - Summary of Warranty Activity (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Warranty [Abstract]
Balance at beginning of fiscal year	$ 869,734	$ 403,627	$ 729,528
Additional provision	173,500	485,229
Reversal of unutilized amounts	(172,234)	(19,122)	(325,901)
Balance at end of fiscal year	$ 871,000	$ 869,734	$ 403,627